CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	¥ (1,503,291)	$ (217,955)	¥ 209,628	¥ (2,051,224)
Less: Net (loss) income from discontinued operations, net of tax	(38,464)	(5,577)	1,473,489	(1,022,790)
Net loss from continuing operations	(1,464,827)	(212,378)	(1,263,861)	(1,028,434)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share of net loss of equity investees			58	180
Fair value change of equity investments without readily determinable fair values under the measurement alternative			(58,643)	(18,687)
Deferred income tax				(828)
Change in fair value change of derivative assets and derivative liabilities	(71,619)	(10,384)	14,918
Impairment of long-term investments	12,312	1,785	10,691
Depreciation and amortization	188,910	27,389	191,365	157,495
Lease expense to reduce operating lease right-of -use assets	713,799	103,491	769,005	600,923
Share-based compensation	72,096	10,453	107,681	115,463
Accretion on secured bank borrowings and convertible senior notes held by third parties	51,445	7,459	81,290	13,461
Accretion on convertible senior notes held by a related party	1,342	195	5,949	7,876
Allowance for credit losses	201,155	29,165	64,366	112,142
Loss (gain) on disposal of property and equipment	(6,919)	(1,003)	10,386	21,624
Gain on disposal of long-term investments			(247,145)	(5,658)
Gain from the repurchase of convertible senior notes	(17,356)	(2,516)
Foreign exchange loss (gain)	132,730	19,244	(44,556)	8,243
Changes in operating assets and liabilities:
Accounts and notes receivable	93,451	13,549	(2,796,772)	3,107,415
Inventories	9,142	1,325	2,647	(4,510)
Prepayments and other current assets	20,404	2,958	(1,391,552)	393,718
Amounts due from related parties	50,211	7,280	57,211	(49,982)
Non-current deposits			3,850	(24,647)
Other non-current assets	(49,223)	(7,137)	11,166	16,584
Lease rental receivables - interest portion	4,748	688	(10,885)	(5,648)
Accounts and notes payable	76,854	11,143	2,697,827	(3,081,236)
Income tax payable	976	142	(13,963)	7,192
Customer advances and deposits and deferred revenue	(20,616)	(2,989)	17,672	70,235
Accrued expenses and other liabilities	(352,380)	(51,093)	1,626,075	311,243
Amounts due to related parties	(1,448)	(210)	(972)	(20,462)
Other non-current liabilities				(3,003)
Operating lease liabilities	(696,849)	(101,034)	(734,943)	(630,172)
Net cash generated from (used in) continuing operating activities	(1,051,662)	(152,478)	(891,135)	70,527
Net cash used in discontinued operating activities	(66,174)	(9,594)	(1,912,826)	(301,762)
Net cash used in operating activities	(1,117,836)	(162,072)	(2,803,961)	(231,235)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(143,276)	(20,773)	(160,012)	(311,026)
Origination of lease rental and other financing receivables			(45,671)	(1,071,963)
Receipt of repayment on lease and other financing receivables-principal portion	554,195	80,351	1,165,834	876,230
Disposal of property and equipment and intangible assets to third parties	25,273	3,664	17,913	4,156
Disposal of property and equipment and intangible assets to a related party	16,013	2,322
Cash paid for business acquisitions (net of cash acquired of RMB562, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively)			(1,749)	(12,628)
Acquisition of intangible assets	(32,505)	(4,713)	(19,355)	(35,940)
Disposal of long-term investments			354,018	26,896
Acquisition of long-term investments			(50,000)
Proceeds from disposal of subsidiaries (net of cash disposed of nil, 576,051 and nil for the years ended December 31, 2020, 2021 and 2022, respectively)			3,550,235
Proceeds from maturities of short-term investments	1,804,329	261,603	425,120	913,099
Purchase of short-term investments	(2,233,094)	(323,768)	(349,212)	(242,026)
Other investing activities, net	159,821	23,172	103,613	121,677
Net cash generated from continuing investing activities	150,756	21,858	4,990,734	268,475
Net cash used in discontinued investing activities			(448,016)	(1,141,408)
Net cash (used in) generated from investing activities	150,756	21,858	4,542,718	(872,933)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	110,142	15,969	906,341	2,044,227
Proceeds from long-term bank loans	138,635	20,100	701,085	75,838
Repayment of short-term bank loans	(530,495)	(76,915)	(2,245,093)	(1,401,500)
Repayment of long-term bank loans	(932)	(135)	(2,797)
Proceeds from loan from a related party			600,000
Repayment of loan from a related party			(600,000)
Proceeds from issuance of series A preferred shares of a subsidiary, net of issuance cost			191,865
Proceeds from convertible senior notes held by a related party, net of issuance costs				1,061,421
Proceeds from long-term borrowings, net of issuance costs			585,529	198,074
Principal repayment of long-term borrowings	(301,765)	(43,752)	(378,829)	(210,991)
Redemption of convertible senior notes held by a related party	(746,538)	(108,238)
Redemption of convertible senior notes held by third parties	(617,368)	(89,510)
Proceeds (repayment) from other financing activities	1,722	250	2,440	2,024
Principal repayment of financing lease liabilities	(1,772)	(257)	(1,481)	(1,179)
Contributions from non-controlling interest shareholders			415
Proceeds from the exercise of share options	4	1	2,603	2,151
Repurchase of ordinary shares				(211,352)
Net cash generated from (used in) continuing financing activities	(1,948,367)	(282,487)	(237,922)	1,558,713
Net cash used in generated from discontinued financing activities			(337,838)	(10,529)
Net cash generated from (used in) financing activities	(1,948,367)	(282,487)	(575,760)	1,548,184
Exchange rate effect on cash, cash equivalents and restricted cash	77,722	11,269	(55,970)	(192,110)
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,837,725)	(411,432)	1,107,027	251,906
Cash, cash equivalents and restricted cash at the beginning of the year	5,316,148	770,769	4,209,121	3,957,215
Cash, cash equivalents and restricted cash at the end of the year	2,478,423	359,337	5,316,148	4,209,121
Supplemental disclosures of cash flow information:
Income taxes paid	(1,487)	(216)	17,161	15,760
Interest expense paid	87,387	12,670	152,348	47,353
Supplemental disclosures of non-cash investing and financing activities:
Purchase of property and equipment included in accrued expenses and other liabilities	71,234	10,328	29,545	40,530
Acquisition of property and equipment through financing leases	¥ 37,897	$ 5,493	¥ 3,972	4,279
Purchase consideration for business acquisitions included in accrued expenses and other liabilities				¥ 1,502